Commitments And Contingencies (Other Commitments And Other Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
2013	$ 42
2014	37
2015	32
2016	31
2017	24
Thereafter	206
Total	372
Payments for other commitments and operating leases	$ 32	$ 27	$ 25
Expiration dates on operating leases beginning date	2013
Expiration dates on operating leases ending date	2023
Operating rental leases, annual percentage increase, low end	2.00%
Operating rental leases, annual percentage increase. high end	5.00%
Operating rental leases, extension options years, low end	1
Operating rental leases, extension options years, high end	5